Stockholders' Equity and Related Financing Agreements (Details 2) (USD $)	Sep. 28, 2010	May 18, 2010	Apr. 22, 2010
Series A convertible preferred stock [Member]
Summary of effective conversion prices and estimated fair values
Effective initial conversion price of stock issued		$ 3.49	$ 3.57
Series B convertible preferred stock [Member]
Summary of effective conversion prices and estimated fair values
Effective initial conversion price of stock issued	$ 3.40
Fair value Intrinsic value of stock issued	$ 0	$ 0	$ 0
Series A Common Stock [Member]
Summary of effective conversion prices and estimated fair values
Fair value Intrinsic value of stock issued	$ 3.40	$ 2.79	$ 2.38